Note 26 - Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	For the Three Months Ended March 31, 2024		For the Three Months Ended March 31, 2023
Globalstar Europe	$213	10.2%	$—	—%
Garmin	$301	14.3%	$594	20.9%
Iridium Satellite	$270	27.2%	$—	—%
	For the Three Months Ended March 31, 2024		For the Three Months Ended March 31, 2023

Europe	$1,430	49.9%	$2,063	71.7%
North America	523	18.3%	586	20.4%
South America	23	0.8%	9	0.3%
Asia and Pacific	413	14.4%	159	5.5%
Africa	476	16.6%	59	2.1%
	$2,865	100%	$2,876	100%
Three Months Ended March 31, 2024
A	33%
B	21%
C	16%

	December 31, 2023		December 31, 2022
Garmin	$1,921	22.4%	$1,821	20.9%
Globalstar Europe	$958	11.2%	$635	7.3%
Network Innovations	$935	10.7%	$980	11.2%
Iridium Satellite	$913	10.9%	$—	—%
Satcom Global	$761	8.9%	$744	8.5%
	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
Europe	$6,687	60.9%	$8,617	73.7%
North America	2,575	23.4%	2,152	18.3%
South America	62	0.6%	45	0.4%
Asia and Pacific	1,510	13.8%	760	6.5%
Africa	143	1.3%	136	1.1%
	$10,977	100.0%	$11,710	100.0%
2023
A	31%
B	29%
C	14%